Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 674,279	$ 578,082	$ 499,912
Cost of revenues	(422,536)	(366,518)	(316,674)
Gross profit	251,743	211,564	183,238
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	492,007	430,853	382,890
Cost of revenues	(298,559)	(264,370)	(235,148)
Gross profit	193,448	166,483	147,742
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	182,272	147,229	117,022
Cost of revenues	(123,977)	(102,148)	(81,526)
Gross profit	$ 58,295	$ 45,081	$ 35,496